Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Draft Kings Inc
Summary of property and equipment, net

	December 31,
	2019	2018
Computer equipment and software	$9,685	$5,537
Furniture and fixtures	5,891	4,018
Leasehold improvements	17,373	7,924
Property and Equipment	32,949	17,479
Accumulated depreciation	(7,004)	(3,377)
Property and Equipment, net	$25,945	$14,102